Capital Management and Risk Policies	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Capital Management and Risk Policies

NOTE 45. CAPITAL MANAGEMENT AND RISK POLICIES
The tasks related to risk information and internal control of each of the companies controlled by Grupo Financiero Galicia are defined and carried out rigorously by each of them.
Corporate risk management is monitored by the Audit Committee, which as well gathers and analyzes the information submitted by the main controlled companies.
As concerns risks, Banco Galicia embraces a policy that takes into consideration several aspects of the business and operations, abiding by the main guidelines of internationally accepted standards.
The specific function of the integral management of risks faced by Banco Galicia has been assigned to the Risk Area Management, ensuring its independence from the rest of the business areas by depending directly on the Bank’s General Management. Likewise, in order to have timely information and an agile and efficient structure that allows responding and adapting to the prevailing macro and microeconomic variables, the functions of granting and recovering credits, both for companies and individuals, are in charge of managements directly reporting to the Area, thus seeking greater efficiency in decision-making.
Additionally, the control and prevention of the risks of money laundering, terrorist financing, and other illicit activities, are in charge of the Prevention of Money Laundering Management, reporting to the Board of Directors, thus ensuring the Board of Directors is fully knowledgeable of the risks the Bank is exposed to, being in charge of designing and proposing the required policies and procedures for their identification, evaluation, follow-up, control, and mitigation.
The Risk Appetite framework has been specified as the risk level that would eventually be assumed in order to meet the business objectives. This specified Risk Appetite framework counts on different levels of risk acceptance, both in individual and consolidated terms. The Risk Appetite monitors, through a series of metrics and associated thresholds, the main risks assumed by the Bank, and divides them into the following dimensions: (i) Capital Risk (or Solvency); (ii) Financial Risk; (iii) Credit Risk; (iv) Operational Risk; (v) Cybersecurity. It should be noted that the last two dimensions also include monitoring the Reputational and Technological Risks.
Additionally, the Risks Area Management monitors the risk appetite set up, and conducts prospective analysis of the risk levels, aligning the management to the strategy and the business plan defined by the Board of Directors. It also promotes corporate policies aimed at mitigating verified (or potential) deviations from the accepted risk levels.
Capital Management
The Company’s goals are to generate returns to its shareholders, benefits to other groups of interest and keep the best capital structure. The latter will be given by the needs for investment in subsidiaries and new ventures, keeping the expected profitability levels and complying with the liquidity and solvency goals set.
Banco Galicia’s subsidiary determines the minimum capital requirement for each risk, in accordance with Argentine Central Bank regulations. The capital risk management is cross-sectional with respect to the other risks. Senior management is responsible for monitoring, overseeing, adjusting and ensuring compliance with its stated goals concerning capital management.
The Capital Adequacy Assessment Process (Proceso de Evaluación de Suficiencia de Capital—PESC) (reflected in the Capital Adequacy Report—IAC, as per its acronym in Spanish) enables to assess the relationship between own resources available and necessary resources to maintain an appropriate risk profile. This process also allows for the identification of both the economic capital needs and the sources to meet such needs.
To perform stress tests, four scenarios with different likelihood of occurrence are defined, which could affect the solvency and liquidity. The most likely to occur scenarios are used in management stress testing and are referred to when defining Risk Appetite thresholds. The least-likely to occur or least-severe scenarios are used in developing the Recovery Plan, which specifies the protocol defined for situations or events that may compromise the Bank’s operational capacity.
As of December 31, 2023, and December 31, 2022, Banco Galicia complied with the minimum capital requirement established by the Argentine Central Bank regulations. The balances of these items for Banco Galicia are detailed below, in accordance with the regulations and the currency in force each year.
Computable Regulatory Capital (RPC, as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2023, and December 31, 2022, is as follows:

	12.31.23	12.31.22
Basic Shareholders’ Equity	1,600,079,694	505,589,433
(Deductible Items)	(304,644,028)	(63,094,866)
Equity Tier 1	1,295,435,666	442,494,567
Complementing shareholders’ Equity	80,848,330	36,138,983
Equity Tier 2	80,848,330	36,138,983
Regulatory Capital (RPC)	1,376,283,996	478,633,550
The breakdown of the minimum capital requirement determined for the Group is shown below:

	12.31.23	12.31.22
Credit Risk	288,667,341	109,407,718
Market Risk	52,837,873	6,642,210
Operational Risk	112,505,729	36,743,804
Minimum Capital Requirement	454,010,943	152,793,732
Integration	1,376,283,996	478,633,550
Excess	922,273,053	325,839,818
Financial Risks
Financial risk is a phenomenon inherent to the financial brokerage activity. The exposure to the different financial risk factors is a natural circumstance that cannot be completely avoided without affecting the Group’s long-term economic viability. However, the lack of management regarding risk exposures is one of the most significant short-term threats. Risk factors need to be identified and managed within a specific policy framework that envisages the profile and the level of risk it has been decided to take to achieve long-term strategic goals.
Market Risk
The “price risk” is the possibility of incurring losses as a consequence of the variation of the market price of financial assets whose value is subject to negotiation. Financial assets subject to “trading” or allocated to “own positions” will be government and private debt securities, shares, currencies, derivatives and debt instruments issued by the Argentine Central Bank.
Brokerage/trading transactions that are allowed and regulated by the Policy are as follows:
•Brokerage of Government and Provincial Securities.
•Brokerage of Currencies on the Spot and Futures Markets
•Brokerage of Interest Rate Derivatives. Interest Rate Futures and Interest Rate Swaps.
•Brokerage of Debt Instruments Issued by the Argentine Central Bank.
•Brokerage of Third-party Debt securities.
•Brokerage of Shares.
For the fiscal year 2023, a limit of 2.25% of TIER1 was set for all operations, with a closing amount of Ps.29,147,302.
The “price risk” (market) is daily managed according to the strategy approved, the purpose of which is to keep the Group present in the different currencies, variable- and fixed-income and derivatives markets, while obtaining the maximum return as possible on brokerage, without exposing the latter to excessive risk levels. Finally, the designed policy contributes to providing transparency and facilitates the perception of the risk levels to which it is exposed. In order to measure and monitor risks derived from the variation in the price of financial instruments that form the trading or brokerage securities portfolio, a model known as “Value at Risk” (also known as “VaR”) is used. This model determines the possible loss that could be generated by different financial instruments at each time under the following critical parameters.
Currency Risk
The composition of Assets and Liabilities in domestic currency and foreign currency exposes the Bank’s financial position to the so-called “Currency Risk”, as a consequence of market fluctuations in the prices of the different currencies in which Assets and Liabilities are nominated.
The Group’s exposure to the foreign exchange risk as of year-end by type of currency is shown below:

	Balances as of 12.31.23
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	2,926,068	(2,259,546)	61,597	728,119
Euro	30,047	(5,576)	—	24,471
Canadian Dollar	825	(75)	—	750
Real	350	—	—	350
Swiss Franc	407	(299)	—	108
Others	975	(42)	—	933
Total	2,958,672	(2,265,538)	61,597	754,731

	Balances as of 12.31.22
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	1,755,508	(1,449,086)	(71,182)	235,240
Euro	17,931	(6,997)	—	10,934
Canadian Dollar	187	(37)	—	150
Real	218	—	—	218
Swiss Franc	249	(165)	—	84
Others	632	(349)	—	283
Total	1,774,725	(1,456,634)	(71,182)	246,909

		Balances as of 12.31.23		Balances as of 12.31.22
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
US Dollar	10%	72,812	800,931	23,524	258,764
	-10%	(72,812)	655,307	(23,524)	211,716
Euro	10%	2,447	26,918	1,093	12,027
	-10%	(2,447)	22,024	(1,093)	9,841
Canadian Dollar	10%	75	825	15	165
	-10%	(75)	675	(15)	135
Real	10%	35	385	22	240
	-10%	(35)	315	(22)	196
Swiss Franc	10%	11	119	8	92
	-10%	(11)	97	(8)	76
Others	10%	93	1,026	28	311
	-10%	(93)	840	(28)	255
Interest Rate Risk
The different sensitivity of assets and liabilities to changes in “market interest rates” exposes the Group to the “interest rate risk”. It is the risk that the financial margin and the economic value of equity may vary as a consequence of fluctuations in market interest rates. The magnitude of such variation is associated with the sensitivity to interest rates of the structure of the Group’s assets and liabilities.
This risk factor (the change in interest rates) has an impact on two key variables: the “Net Financial Income (Expense)” and the “Present Value of Shareholders’ Equity”.
These methodologies imply a “short-term” approach (RFN), for which a “base case scenario” is submitted to a 400 basis points “interest rates” shock for Argentine pesos, and 200 basis points for Dollars and CER/UVA, and the variation of the Net Financial Income is estimated and compared with the limits assigned to said changes in the variables subject to control. For “long-term approach” (VP), statistical simulations of interest rates are performed, and a “critical” scenario is obtained, arising from the exposure to the interest rate risk presented by the balance sheet structure. The economic capital is obtained from the difference resulting from the “critical” scenario and the balance sheet market value, within a 99.5% confidence interval.
The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date.

	Term (in Days)
Assets and Liabilities at Variable Rate	Up to 30	From 30 to 90	From 90 to 180	From 180 to 365	More than 365	Total
As of 12.31.23
Total Financial Assets	5,102,033,400	551,446,328	465,828,456	327,672,507	2,432,583,884	8,879,564,575
Total Financial Liabilities	5,069,823,014	306,215,230	107,809,668	69,605,652	1,828,760,557	7,382,214,121
Net Amount	32,210,386	245,231,098	358,018,788	258,066,855	603,823,327	1,497,350,454
As of 12.31.22
Total Financial Assets	4,871,202,538	691,689,079	567,053,947	542,727,230	2,676,937,733	9,349,610,527
Total Financial Liabilities	5,599,467,500	442,151,732	241,147,518	103,312,678	1,817,076,540	8,203,155,968
Net Amount	(728,264,962)	249,537,347	325,906,429	439,414,552	859,861,193	1,146,454,559
The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, considering the breakdown as of December 31, 2023. The percentage change budgeted by the Group for fiscal year 2023 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate	Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in %
Decrease in Interest Rate	-100 bp	3,299,498	0.2%
Increase in Interest Rate	100 bp	(3,299,498)	(0.2)%
Liquidity Risk
It contemplates the risk that the Group is unable to offset or liquidate a position at market value because:
•the assets that are part thereof do not have a sufficient secondary market; or
•market changes.
In measuring and daily following up the “stock liquidity” an internal model is used, which contemplates the characteristics of behavior of the Group’s main funding sources. Based on the Group’s experience in connection with the changes in deposits and other liabilities, this model determines the “liquidity requirements” applied to liabilities subject to the policy and give rise to the “Management Liquidity Requirement”. In determining these liquid resources, the remaining term of liabilities is also contemplated, as well as the currency in which they are denominated. The resulting liquidity requirement is allocated to “eligible assets” set by the policy. The management liquidity requirement, along with the legal minimum cash requirements, are part of the total liquidity available.
Daily liquidity management is supplemented by the estimated available funds or needs for the day, considering the opening balance of Argentine Central Bank’s account, deducting the daily minimum requirement, and including the main movements for the day. The latter results in the overestimated/underestimated balance that will be considered by operators in order to place funds or meet the financing needs.
The monthly liquidity follow-up and control from the “flow” standpoint, called “liquidity mismatch/liquidity gap”, are performed by estimating the accumulated mismatches within the first year as a percentage of total liabilities. The gap methodology used (contractual gaps) is consistent with the best international practices in the field.
In addition, the concentration of deposits is followed up and measured. In order to mitigate this risk factor, the policy designed restricts the involvement of two groups of customers to the total deposits: the first 10 customers and second 50 customers.
The table below shows an analysis of maturities of assets and liabilities, determined based on the remaining period as of December 31, 2023, and December 31, 2022, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.23
Assets
Debt Securities measured at Fair Value through Profit or Loss	587,160,439	9,803,797	20,832,320	2,208,940	—	620,005,496
Derivative Financial Instruments	35,290,286	—	—	—	—	35,290,286
Repurchase Transactions	1,215,786,083	—	—	—	—	1,215,786,083
Other Financial Assets	136,192,280	1,798,376	2,165,150	56,017,704	—	196,173,510
Loans and Other Financing	4,776,066,952	1,358,395,938	437,504,077	384,243,976	142,051,485	7,098,262,428
Other Debt Securities	1,930,419,683	1,605,063	1,802,910	6,418,247	—	1,940,245,903
Financial Assets Pledged as Collateral	431,557,202	—	—	—	—	431,557,202
Investments in Equity Instruments	9,637,518	—	—	—	—	9,637,518
Liabilities
Deposits	5,647,823,827	176,006,996	21,841,927	72,319	—	5,845,745,069
Liabilities at fair value through profit or loss	49,485,078	—	—	—	—	49,485,078
Derivative Financial Instruments	12,238,747	—	—	—	—	12,238,747
Repurchase Transactions	23,346,266	—	—	—	—	23,346,266
Other Financial Liabilities	1,088,954,636	157,107,639	2,844,706	8,544,409	3,517,101	1,260,968,491
Lease liabilities	808,649	2,100,011	2,802,852	6,721,096	7,274,994	19,707,602
Financing Received from the Argentine Central Bank and Other Financial Institutions	62,668,525	86,372,601	23,917,179	4,425,851	—	177,384,156
Debt Securities	15,936,208	70,318,991	19,191,154	7,860,455	—	113,306,808
Subordinated Debt Securities	15,123,585	—	7,878,160	214,123,787	—	237,125,532

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.22
Assets
Debt Securities measured at Fair Value through Profit or Loss	3,157,872,955	3,470,722	4,089,483	17,179,790	—	3,182,612,950
Derivative Financial Instruments	10,362,961	—	—	—	—	10,362,961
Repurchase Transactions	370,641,706	—	—	—	—	370,641,706
Other Financial Assets	142,734,438	1,265,031	1,533,119	21,025,466	21510293	188,068,347
Loans and Other Financing	1,783,781,022	1,661,900,533	712,190,281	613,435,344	407,689,998	5,178,997,178
Other Debt Securities	1,144,304,734	2,001,258	2,886,945	8,172,336	—	1,157,365,273
Financial Assets Pledged as Collateral	473,659,537	—	—	—	—	473,659,537
Investments in Equity Instruments	6,972,539	—	—	—	—	6,972,539
Liabilities
Deposits	6,519,552,836	303,856,641	18,922,368	360,563	56	6,842,692,464
Liabilities measured at Fair Value trough Profit or Loss	243,592	—	—	—	—	243,592
Derivative Financial Instruments	5,275,600	—	—	—	—	5,275,600
Other Financial Liabilities	745,989,831	314,662,504	1,153,164	8,115,177	2858159	1,072,778,835
Lease Liabilities	714,298	2,231,557	2,774,275	10,070,335	5,372,999	21,163,464
Financing Received from the Argentine Central Bank and Other Financial Institutions	26,996,838	63,717,741	57,111,181	5,936,990	—	153,762,750
Debt Securities	26,024,904	120,416,353	75,720,724	88,524,165	—	310,686,146
Subordinated Debt Securities	5,360,409	—	5,360,409	168,613,892	—	179,334,710
Credit Risk
Credit risk arises from the possibility of suffering losses due to a debtor’s or counterparty’s noncompliance with its contractual obligations. It is the one that requires the greatest need for capital, including that arising from the risk of individual and sectorial concentration, which represents supplementary approximations to the intrinsic credit risk.
Accordingly, the Group uses credit assessment and risk monitoring tools that allow the entity to manage risks in a streamlined and controlled manner and that foster the adequate diversification of portfolios, both on an individual basis and by economic sector, thus controlling its exposure to potential risks.
The credit quality of debt securities as of December 31, 2023, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.23
AAA	—	20,188	—	—	—	15,916,126	12,668,532	28,604,846
AA+	—	—	2,291,015	—	—	—	500,471	2,791,486
AA	—	63,724	—	—	—	—	6,776,854	6,840,578
AA-	522,735	—	—	—	—	—	170,863	693,598
A+	—	—	—	—	—	—	2,595,806	2,595,806
A1	—	—	—	—	—	—	121,353	121,353
A	—	—	—	—	—	—	1,545,463	1,545,463
A2	—	—	—	—	—	—	267,998	267,998
A-	—	773,915	—	—	—	—	627,162	1,401,077
BBB-	—	1	—	—	—	—	—	1
B1	—	169,500	—	—	—	—	—	169,500
BB-	—	—	—	—	—	—	649,419	649,419
CCC	546,825,257	—	—	6,246,150	—	—	42,333	553,113,740
Total	547,347,992	1,027,328	2,291,015	6,246,150	—	15,916,126	25,966,254	598,794,865
The credit quality of debt securities as of December 31, 2022, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.22
AAA	—	—	—	—	—	7,982,203	379,799	8,362,002
AA+	—	—	123,193	—	—	—	—	123,193
AA	—	242,546	—	—	—	—	1,201,370	1,443,916
AA-	—	—	—	—	—	—	379,668	379,668
A+	—	—	—	—	—	—	24,978	24,978
A1	—	—	—	—	—	—	86,285	86,285
A	—	—	—	—	—	—	255,893	255,893
A2	—	—	—	—	—	—	1,130,578	1,130,578
A-	—	—	—	—	—	—	125,943	125,943
BBB	—	2,181,653	—	—	—	—	130,374	2,312,027
BBB.ar	—	—	—	—	—	—	65	65
B1	—	795,647	—	—	—	—	—	795,647
B	—	4,439,916	—	—	—	—	—	4,439,916
BB-	—	—	—	—	—	—	136,225	136,225
CCC	31,802,325	—	—	173,083,212	—	—	—	204,885,537
C	—	—	—	—	2,242,639,562	—	48,910	2,242,688,472
Total	31,802,325	7,659,762	123,193	173,083,212	2,242,639,562	7,982,203	3,900,088	2,467,190,345
Summary of credit risk
The following disclosures present the gross carrying amount of financial instruments to which the impairment requirements in IFRS 9 are applied and the associated allowance for loan losses.
Those credits that do not have reasonable expectations of recovering the contractual cash flows are eliminated from the Group’s assets and are recognized in “Off-balance Items”.
The credit quality related to loans granted is detailed in Schedule B.
The breakdown by term of “Net Loans and Other Financing” is detailed in Schedule D.
Impairment of financial assets
The “Expected Credit Loss” (“ECL”) model applies to financial assets which are valued at both amortized cost and fair value through OCI.
The standard establishes three categories to classify financial instruments, primarily considering the credit risk evolution over time. Stage 1 includes financial assets with normal or no significant risk associated; Stage 2 includes financial assets for which a significant increase in credit risk (“SICR”) has been identified but they are not yet deemed to be credit-impaired, and Stage 3 comprises financial assets which are defaulted and/or subject to serious risk of impairment.
To calculate the provisions for credit impairment risk, IFRS 9 differentiates between each of the three stages. The resulting concepts are explained as follows:
•Expected Credit Losses within a 12-month period: possible events of default within the 12 months following the date of the presentation of financial statements. Assets included in Stage 1 have their ECL measured at 12-month ECL.
•Lifetime Expected Credit Losses: ECL during the active period of the financial asset, which results of calculating the probability of impairment of an asset throughout its duration, up until its maturity. Instruments in Stage 2 or 3 have their ECL measured based on lifetime ECL.
A pervasive concept in measuring ECL in accordance with IFRS 9 is that it should consider forward looking information. The Group has included below an explanation on how it has incorporated this in its ECL models.
Grouping of instruments for losses measured on a collective basis
For expected credit loss provisions modelled on a collective basis, a grouping of exposures is performed based on shared risks characteristics, such that risk exposures within group are homogeneous. In performing this grouping, there must be sufficient information for the group to be statistically credible. Where sufficient information is not available internally, the Group has considered benchmarking internal/external supplementary data to use for modelling purposes.
The Group has identified four groupings: Retail, Retail-like, Wholesale and Naranja X, amongst these four segments the Group estimates parameters in a more granular way based on the shared risk characteristics.
Stage classification
Each subsidiary of Grupo Galicia classifies financial instruments subject to impairment under IFRS 9 in stages, as follows:
•Stage 1: in the case of retail portfolios, it includes every operation up to 31 days past due. In the case of wholesale portfolios, it considers every client whose BCRA situation indicates a normal status (A1) (i.e. low risk of bankruptcy).
•Stage 2: considers two groups:
•For retail and retail like Portfolios between 31 and 90 days past due. For wholesale it considers credit ratings for which the risk of default has increased significantly (B).
•Probability of Default (“PD”) or Score with impairment risk.
•Stage 3: For retail portfolios, it includes every operation amounting 90 or more days past due. For wholesale portfolios, it considers every client whose BCRA situation indicates serious risk of bankruptcy (C, D, E). Furthermore, this stage also includes refinanced transactions originated more than 90 days past due or with another transaction in force within the last 24 months.
Significant Increase in credit risk
The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:
____________________

[1]	The analysis of the customer’s cash flow shows that it is capable of attend adequately all its financial commitments.

Retail Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Retail-like Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Wholesale Portfolio

BCRA situation	Extra conditions to be considered stage 2
A	- Cure (*)
- BCRA situation B1
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

(*)	It refers to customers who have been in stage 3 and back to stage 1, the entity has decided to keep them in stage 2.
(**)	Internal scoring.
Definition of Default
A financial asset is in default whenever a payment is more than 90 days past due, or if the Company considers the payment will not be fully reimbursed.
The credit analysis for wholesale loans is not the same as for retail loans, Grupo Galicia’s definition of default for wholesale portfolios is based on a credit analysis of the individual borrower.
The default definition has been applied consistently to model the Probability of Default (PD), Exposure at Default (EAD) and Loss given Default (LGD) throughout the Group’s expected loss calculations:
•Probability of Default (“PD”): it represents the likelihood of a borrower defaulting on its financial obligation (as per the definition of default included above), either over the next 12 months or the remaining lifetime of the obligation.
•Exposure at the moment of Default (“EAD”): it is based on the amounts the Group expects to be owed at the time of default, over the next 12 months or over the remaining lifetime. For example, for a revolving commitment, the Group includes the current draw down balance plus any further amount that it is expected to be drawn up to the current contractual limit by the potential time of default.
•Loss given Default (“LGD”): this represents Grupo Galicia’s expectation of effective loss from the total exposure at default. Its value changes according to the counterparty, seniority of the claim and availability of collateral or other credit support. LGD is expressed as a percentage loss per Peso of exposure at the time of default and is calculated over the term of the relevant obligation.
An instrument is considered to no longer be in default when it no longer meets any of the default criteria above mentioned.
Methodology for Expected Credit Loss estimation
Expected credit loss impairment allowances recognized in the financial statements reflect the effect of a range of possible economic outcomes, calculated on a probability-weighted basis, based on the economic scenarios described below. The recognition and measurement of expected credit losses (‘ECL’) involves the use of significant judgment and estimation. It is necessary to formulate multiple forward-looking economic forecasts and incorporate them into the ECL estimates. Grupo Galicia uses a standard framework to form economic scenarios to reflect assumptions about future economic conditions, supplemented with the use of management judgment, which may result in using alternative or additional economic scenarios and/or management adjustments.
IFRS 9 establishes the following standards regarding the estimation of credit loss:
•An unbiased weighted probability index determined by the evaluation of different outcomes.
•Time value of money
•Reasonable and sustainable information available at no additional cost or effort that provides evidence to support forecasts, as well as present conditions and past events.
According to IFRS 9, Grupo Galicia prepared three different scenarios with different probabilities: a base scenario with 70% probability of occurrence, a pessimistic scenario with 15% probability of occurrence and an optimistic scenario with 15% probability of occurrence.

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%
Naranja	70%	15%	15%
In order to toake time value of money into account, Grupo assumes expected losses will take place according to the PD behavior.
The ECL is determined by calculating the PD, EAD and LGD for each future month or collective segment. These three components are multiplied together and adjusted for forward looking information. This effectively calculates an ECL for each future month, which is then discounted back to the reporting date and summed. The discount rate used in the ECL calculation is the original effective interest rate or an estimation of it.
Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections (%)		QI - 2024 (*)	QII - 2024 (*)	QIII - 2024 (*)	QIV - 2024 (*)
GDP	Base	-6.4%	-3.2%	-4.0%	1.9%
	Optimistic	-6.1%	-2.6%	-3.1%	3.1%
	Pessimistic	-7.3%	-5.1%	-6.8%	-2.1%
Unemployment Rate	Base	13.9%	28.7%	13.2%	2.7%
	Optimistic	8.1%	22.3%	7.3%	-2.7%
	Pessimistic	28.5%	44.7%	27.9%	16.4%
Real Salary	Base	-17.7%	-15.7%	-14.6%	-7.3%
	Optimistic	-15.6%	-26.3%	-7.4%	3.5%
	Pessimistic	-20.1%	-21.5%	-23.7%	-20.6%
Badlar rate	Base	87.4%	-8.1%	-56.0%	-67.5%
	Optimistic	80.3%	-13.5%	-60.4%	-71.4%
	Pessimistic	117.0%	29.8%	-5.5%	-16.8%
Consumer Price Index (CPI)	Base	372.9%	385.6%	307.5%	194.3%
	Optimistic	359.1%	356.0%	269.6%	157.7%
	Pessimistic	445.6%	558.6%	553.7%	459.3%
(*) These variations were calculated based on annual basis.
Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70%	45%
Positive scenario	15%	10%
Negative scenario	15%	45%
Grupo Financiero Galicia ECL	138,300,714	138,201,763
Retail, Retail like and Wholesale ECL	95,700,960	95,749,978
Naranja ECL	42,599,754	42,451,785

Scenario 2 (change in forecast PIB, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70%	15%	15%

		Sensitivity
GDP	1%	1%	1%
Unemployment Rate	10%	10%	10%
Real Salary	-5%	-5%	-5%
Badlar	5%	2%	5%
CPI	2%	2%	2%
Grupo Financiero Galicia ECL		141,157,421
Retail, Retail like and Wholesale RCL		95,702,446
Naranja ECL		45,454,975
Maximum exposure to credit risk
Unless identified at an earlier stage, all financial assets are deemed to have suffered a significant increase in credit risk when they are 30 days past due (“DPD”) and are transferred from stage 1 to stage 2. The following disclosure presents the ageing of stage 2 financial assets. It distinguishes those assets that are classified as stage 2 when they are less than 30 days past due (1-29 DPD) from those that are more than 30 DPD (30 and >DPD). Past due financial instruments are those loans where customers have failed to make payments in accordance with the contractual terms of their facilities.
The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	762,818,569	203,339,455	8,598,328	974,756,352	1,212,714,389
1-30	13,116,789	11,395,258	1,471,391	25,983,438	35,794,556
31-60	—	8,057,236	1,113,782	9,171,018	12,636,265
61-90	—	5,449,649	2,393,087	7,842,736	14,129,903
Default	—	—	39,011,728	39,011,728	50,674,609
Gross Carrying amount	775,935,358	228,241,598	52,588,316	1,056,765,272	1,325,949,722
Loss allowance	(15,101,655)	(15,306,988)	(41,023,973)	(71,432,616)	(130,520,205)
Net Carrying amount	760,833,703	212,934,610	11,564,343	985,332,656	1,195,429,517

	Retail like Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	550,175,218	99,560,292	3,072,263	652,807,773	934,271,909
1-30	4,842,926	4,451,498	803,427	10,097,851	13,554,170
31-60	645,195	1,913,694	416,065	2,974,954	3,624,097
61-90	27,394	1,457,768	530,239	2,015,401	1,972,051
Default	—	—	11,285,401	11,285,401	8,001,949
Gross Carrying amount	555,690,733	107,383,252	16,107,395	679,181,380	961,424,176
Loss allowance	(2,680,004)	(2,333,631)	(8,501,965)	(13,515,600)	(25,139,015)
Net Carrying amount	553,010,729	105,049,621	7,605,430	665,665,780	936,285,161

	Wholesale Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
A	4,056,209,449	75,310,041	—	4,131,519,490	2,830,702,618
B1	—	2,223,898	9,053	2,232,951	2,991,877
Default	—	—	1,360,741	1,360,741	1,266,971
Gross Carrying amount	4,056,209,449	77,533,939	1,369,794	4,135,113,182	2,834,961,466
Loss allowance	(7,653,080)	(2,136,099)	(963,565)	(10,752,744)	(10,926,634)
Net Carrying amount	4,048,556,369	75,397,840	406,229	4,124,360,438	2,824,034,832

	Naranja X
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	868,300,688	5,007,139	—	873,307,827	953,499,450
1-30	36,934,211	1,429,672	—	38,363,883	60,540,414
31-60	—	12,351,745	—	12,351,745	21,261,529
61-90	—	5,094,153	—	5,094,153	9,137,563
Default	—	—	18,306,451	18,306,451	25,785,665
Gross Carrying amount	905,234,899	23,882,709	18,306,451	947,424,059	1,070,224,621
Loss allowance	(25,015,691)	(6,166,747)	(11,417,316)	(42,599,754)	(51,284,349)
Net Carrying amount	880,219,208	17,715,962	6,889,135	904,824,305	1,018,940,272

	Retail Portfolio
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	1,053,027,127	151,046,151	8,641,111	1,212,714,389	1,350,644,656
1-30	21,508,453	12,429,341	1,856,762	35,794,556	36,938,393
31-60	—	11,130,998	1,505,267	12,636,265	13,528,448
61-90	—	10,612,878	3,517,025	14,129,903	9,428,290
Default	—	—	50,674,609	50,674,609	85,586,255
Gross Carrying amount	1,074,535,580	185,219,368	66,194,774	1,325,949,722	1,496,126,042
Loss allowance	(42,974,146)	(32,539,841)	(55,006,218)	(130,520,205)	(189,399,412)
Net Carrying amount	1,031,561,434	152,679,527	11,188,556	1,195,429,517	1,306,726,630

	Retail like Portfolio
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	888,235,418	42,949,221	3,087,270	934,271,909	1,035,154,399
1-30	10,127,008	2,382,424	1,044,738	13,554,170	11,156,802
31-60	—	3,067,303	556,794	3,624,097	2,350,639
61-90	—	969,269	1,002,782	1,972,051	1,605,661
Default	—	—	8,001,949	8,001,949	13,510,869
Gross Carrying amount	898,362,426	49,368,217	13,693,533	961,424,176	1,063,778,370
Loss allowance	(13,889,055)	(2,658,858)	(8,591,102)	(25,139,015)	(25,650,152)
Net Carrying amount	884,473,371	46,709,359	5,102,431	936,285,161	1,038,128,218

	Wholesale Portfolio
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
A	2,815,090,330	15,612,288	—	2,830,702,618	3,117,071,671
B1	—	2,991,877	—	2,991,877	1,301,497
Default	—	—	1,266,971	1,266,971	4,428,696
Gross Carrying amount	2,815,090,330	18,604,165	1,266,971	2,834,961,466	3,122,801,864
Loss allowance	(8,754,145)	(1,328,113)	(844,376)	(10,926,634)	(15,254,799)
Net Carrying amount	2,806,336,185	17,276,052	422,595	2,824,034,832	3,107,547,065

	Naranja X
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	945,781,358	6,214,800	1,503,292	953,499,450	1,027,311,261
1-30	57,595,105	2,511,957	433,352	60,540,414	49,009,039
31-60	—	20,810,875	450,654	21,261,529	14,712,358
61-90	—	8,782,521	355,042	9,137,563	7,701,379
Default	—	—	25,785,665	25,785,665	24,062,976
Gross Carrying amount	1,003,376,463	38,320,153	28,528,005	1,070,224,621	1,122,797,013
Loss allowance	(24,520,830)	(10,267,926)	(16,495,593)	(51,284,349)	(58,431,456)
Net Carrying amount	978,855,633	28,052,227	12,032,412	1,018,940,272	1,064,365,557
The Grupo Galicia employs a range of policies and practices to mitigate credit risk. The most common of these is accepting collateral for loans or funds advanced. The Group has internal policies on the acceptability of specific classes of collateral.
The Grupo Galicia policies regarding obtaining collateral have not significantly changed during the reporting period and there has been no significant change in the overall quality of the collateral held by the Group since the prior period.
This table provides information on balance sheet items and their collateral in offsets as well as loan and other credit-related commitments.
Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Net Gross Carrying Amount	Collateral´s Fair Value
Advances	119,850,633	(3,003,809)	116,846,824	—
Documents	703,859,191	(2,413,581)	701,445,610	—
Mortgage Loans	37,915,833	(4,635,772)	33,280,061	1,094,745,502
Pledge Loans	45,092,352	(387,208)	44,705,144	544,782,445
Personal Loans	255,726,017	(28,140,840)	227,585,177	—
Credit Card Loans	1,706,968,422	(66,983,151)	1,639,985,271	—
Financial Leases	6,393,224	(133,848)	6,259,376	—
Others	3,942,678,221	(32,602,505)	3,910,075,716	298,730,043
Total as of December 31, 2023	6,818,483,893	(138,300,714)	6,680,183,179	1,938,257,990
The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	130,646
50 to 60%	793
60 to 70%	177
70 to 80%	47
80 to 90%	—
90 to 100%	35
Higher than 100%	235
Total	131,933
Evolution of the exposure to credit risk and the related allowances
The credit risk allowance recognized in the fiscal year is affected by a variety of factors, such as:
•transfers between Stage 1 and Stages 2 or 3 because the financial instruments experience significant credit risk increases (or decreases), or become impaired in the period, with the corresponding “increase” (or “decrease”) between the 12-month and Lifetime ECL;
•additional allocations for new financial instruments recognized during the fiscal year, as well as reversals of allowances for loan losses for financial instruments derecognized in the fiscal year;
•impact on ECL measurements of changes in PD, EAD and LGD in the fiscal year, arising from the periodic update of inputs to the models;
•impact on ECL measurement due to changes in models and assumptions;
•impacts due to passing of time resulting from an update to the present value;
•local currency translations for assets denominated in foreign currency and other changes;
•financial assets derecognized during the period and application of allowances related to assets derecognized in the balance sheet during the fiscal year; and
The following tables explain the changes in the loss allowance between the beginning and the end of the fiscal year due to these factors:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	42,974,146	32,539,841	55,006,218	130,520,205
Inflation effect	(30,352,970)	(27,944,697)	(59,508,788)	(117,806,455)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,754,186)	1,754,186	—	—
Transfer from Stage 1 to Stage 3	(845,642)	—	845,642	—
Transfer from Stage 2 to Stage 1	2,290,494	(2,290,494)	—	—
Transfer from Stage 2 to Stage 3	—	(1,335,010)	1,335,010	—
Transfer from Stage 3 to Stage 1	—	902,599	(902,599)	—
Transfer from Stage 3 to Stage 2	922,503	—	(922,503)	—
New Financial Assets Originated or Purchased	13,368,666	15,263,748	59,569,970	88,202,384
Changes in PDs/LGDs/EADs	(3,512,800)	(615,767)	(3,064,764)	(7,193,331)
Foreign exchange and other movements	(4,440,496)	3,543,244	8,964,394	8,067,142
Other movements with no P&L impact
Write-offs and other movements	(3,548,060)	(6,510,662)	(20,298,607)	(30,357,329)
Loss Allowance as of December 31, 2023	15,101,655	15,306,988	41,023,973	71,432,616

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	13,889,055	2,658,858	8,591,102	25,139,015
Inflation effect	(9,084,336)	(2,977,016)	(10,996,441)	(23,057,793)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(401,590)	401,590	—	—
Transfer from Stage 1 to Stage 3	(84,635)	—	84,635	—
Transfer from Stage 2 to Stage 1	180,853	(180,853)	—	—
Transfer from Stage 2 to Stage 3	—	(81,190)	81,190	—
Transfer from Stage 3 to Stage 1	—	24,605	(24,605)	—
Transfer from Stage 3 to Stage 2	22,298	—	(22,298)	—
New Financial Assets Originated or Purchased	3,156,998	2,613,554	12,923,881	18,694,433
Changes in PDs/LGDs/EADs	148,345	43,190	(251,741)	(60,206)
Foreign exchange and other movements	(204,005)	445,542	1,623,120	1,864,657
Other movements with no P&L impact
Write-offs and other movements	(4,942,979)	(614,649)	(3,506,878)	(9,064,506)
Loss Allowance as of December 31, 2023	2,680,004	2,333,631	8,501,965	13,515,600

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	8,754,145	1,328,113	844,376	10,926,634
Inflation effect	(7,673,493)	(2,282,627)	(1,215,923)	(11,172,043)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(109,941)	109,941	—	—
Transfer from Stage 1 to Stage 3	(18,401)	—	18,401	—
Transfer from Stage 2 to Stage 1	287	(287)	—	—
Transfer from Stage 2 to Stage 3	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
New Financial Assets Originated or Purchased	12,520,867	1,619,761	2,093,232	16,233,860
Changes in PDs/LGDs/EADs	(127,921)	23,509	(271,586)	(375,998)
Foreign exchange and other movements	(2,258,076)	1,832,806	51,243	(374,027)
Other movements with no P&L impact
Write-offs and other movements	(3,434,387)	(495,117)	(556,178)	(4,485,682)
Loss Allowance as of December 31, 2023	7,653,080	2,136,099	963,565	10,752,744

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	24,520,830	10,267,926	16,495,593	51,284,349
Inflation effect	(27,262,178)	(9,262,754)	(13,878,216)	(50,403,148)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(425,804)	425,804	—	—
Transfer from Stage 1 to Stage 3	(505,604)	—	505,604	—
Transfer from Stage 2 to Stage 1	381	(438,526)	438,145	—
Transfer from Stage 2 to Stage 3	1,203,054	(1,203,539)	485	—
Transfer from Stage 3 to Stage 1	—	49,396	(49,396)	—
Transfer from Stage 3 to Stage 2	332,723	—	(332,723)	—
New Financial Assets Originated or Purchased	10,075,176	2,984,277	4,346,117	17,405,570
Changes in PDs/LGDs/EADs	15,707,862	7,106,905	15,425,749	38,240,516
Foreign exchange and other movements	3,189,840	513,464	461,165	4,164,469
Other movements with no P&L impact
Write-offs and other movements	(1,820,589)	(4,276,206)	(11,995,207)	(18,092,002)
Loss Allowance as of December 31, 2023	25,015,691	6,166,747	11,417,316	42,599,754

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	35,456,694	60,763,694	93,179,025	189,399,413
Inflation effect	(22,036,893)	(29,166,427)	(45,601,762)	(96,805,082)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,203,771)	1,203,771	—	—
Transfer from Stage 1 to Stage 3	(633,232)	—	633,232	—
Transfer from Stage 2 to Stage 1	3,564,092	(3,564,092)	—	—
Transfer from Stage 2 to Stage 3	—	(1,732,725)	1,732,725	—
Transfer from Stage 3 to Stage 1	—	1,734,061	(1,734,061)	—
Transfer from Stage 3 to Stage 2	2,783,608	—	(2,783,608)	—
New Financial Assets Originated or Purchased	33,659,996	25,469,044	30,251,748	89,380,788
Changes in PDs/LGDs/EADs	2,838,583	3,470,451	(4,502,428)	1,806,606
Foreign exchange and other movements	(6,345,133)	(12,475,697)	4,776,177	(14,044,653)
Other movements with no P&L impact
Write-offs and other movements	(5,109,798)	(13,162,239)	(20,944,830)	(39,216,867)
Loss Allowance as of December 31, 2022	42,974,146	32,539,841	55,006,218	130,520,205

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	1,563,696	8,257,699	15,828,757	25,650,152
Inflation effect	(4,076,936)	(3,565,336)	(7,416,680)	(15,058,952)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(33,040)	33,040	—	—
Transfer from Stage 1 to Stage 3	(8,330)	—	8,330	—
Transfer from Stage 2 to Stage 1	141,578	(141,578)	—	—
Transfer from Stage 2 to Stage 3	—	(38,154)	38,154	—
Transfer from Stage 3 to Stage 1	—	144,590	(144,590)	—
Transfer from Stage 3 to Stage 2	102,646	—	(102,646)	—
New Financial Assets Originated or Purchased	15,004,299	1,976,663	6,364,032	23,344,994
Changes in PDs/LGDs/EADs	2,205,152	547,741	(78,643)	2,674,250
Foreign exchange and other movements	(392,333)	(4,182,398)	(1,495,255)	(6,069,986)
Other movements with no P&L impact
Write-offs and other movements	(617,677)	(373,409)	(4,410,357)	(5,401,443)
Loss Allowance as of December 31, 2022	13,889,055	2,658,858	8,591,102	25,139,015

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	8,887,854	1,940,686	4,426,258	15,254,798
Inflation effect	(4,266,417)	(1,003,679)	(1,463,494)	(6,733,590)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(7,327)	7,327	—	—
Transfer from Stage 1 to Stage 3	(2,251)	—	2,251	—
Transfer from Stage 2 to Stage 1	193,403	(193,403)	—	—
Transfer from Stage 2 to Stage 3	—	(143)	143	—
Transfer from Stage 3 to Stage 1	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
New Financial Assets Originated or Purchased	9,868,897	1,213,064	461,263	11,543,224
Changes in PDs/LGDs/EADs	(9,274)	(100,105)	(302)	(109,681)
Foreign exchange and other movements	(238,257)	197,968	434,305	394,016
Other movements with no P&L impact
Write-offs and other movements	(5,672,483)	(733,602)	(3,016,048)	(9,422,133)
Loss Allowance as of December 31, 2022	8,754,145	1,328,113	844,376	10,926,634

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	34,441,321	7,627,398	16,362,737	58,431,456
Inflation effect	(19,568,650)	(6,207,462)	(10,965,512)	(36,741,624)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(708,353)	708,353	—	—
Transfer from Stage 1 to Stage 3	(849,364)	—	849,364	—
Transfer from Stage 2 to Stage 1	498,641	(498,641)	—	—
Transfer from Stage 2 to Stage 3	—	(756,225)	756,225	—
Transfer from Stage 3 to Stage 1	—	47,985	(47,985)	—
Transfer from Stage 3 to Stage 2	65,670	—	(65,670)	—
New Financial Assets Originated or Purchased	11,860,265	12,791,281	20,126,397	44,777,943
Changes in PDs/LGDs/EADs	(5,255,789)	(534,279)	(1,198,686)	(6,988,754)
Foreign exchange and other movements	5,895,887	(721,983)	2,652,658	7,826,562
Other movements with no P&L impact
Write-offs and other movements	(1,858,798)	(2,188,501)	(11,973,935)	(16,021,234)
Loss Allowance as of December 31, 2022	24,520,830	10,267,926	16,495,593	51,284,349

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	45,361,630	115,624,098	53,965,777	214,951,505
Inflation effect	(15,980,669)	(36,157,419)	(29,152,080)	(81,290,168)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(3,115,702)	3,115,702	—	—
Transfer from Stage 1 to Stage 3	(1,118,645)	—	1,118,645	—
Transfer from Stage 2 to Stage 1	4,372,817	(4,372,817)	—	—
Transfer from Stage 2 to Stage 3	—	(3,411,057)	3,411,057	—
Transfer from Stage 3 to Stage 1	—	2,808,187	(2,808,187)	—
Transfer from Stage 3 to Stage 2	1,464,475	—	(1,464,475)	—
New Financial Assets Originated or Purchased	11,264,894	14,460,843	55,700,140	81,425,877
Changes in PDs/LGDs/EADs	2,058,068	5,190,113	(7,110,969)	137,212
Foreign exchange and other movements	(5,474,269)	(31,997,631)	34,367,360	(3,104,540)
Other movements with no P&L impact
Write-offs and other movements	(3,375,905)	(4,496,325)	(14,848,243)	(22,720,473)
Loss Allowance as of December 31, 2021	35,456,694	60,763,694	93,179,025	189,399,413

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	5,120,155	19,510,545	16,771,647	41,402,347
Inflation effect	(1,238,798)	(5,656,468)	(6,540,267)	(13,435,533)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(229,131)	229,131	—	—
Transfer from Stage 1 to Stage 3	(70,425)	—	70,425	—
Transfer from Stage 2 to Stage 1	276,331	(276,331)	—	—
Transfer from Stage 2 to Stage 3	—	(269,034)	269,034	—
Transfer from Stage 3 to Stage 1	—	284,957	(284,957)	—
Transfer from Stage 3 to Stage 2	417,445	—	(417,445)	—
New Financial Assets Originated or Purchased	1,023,419	305,369	12,523,087	13,851,875
Changes in PDs/LGDs/EADs	(1,569,367)	(1,062,601)	(1,574,664)	(4,206,632)
Foreign exchange and other movements	(11,282)	(4,262,688)	268,863	(4,005,107)
Other movements with no P&L impact
Write-offs and other movements	(2,154,651)	(545,181)	(5,256,966)	(7,956,798)
Loss Allowance as of December 31, 2021	1,563,696	8,257,699	15,828,757	25,650,152

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	17,943,430	5,705,215	5,555,948	29,204,593
Inflation effect	(5,049,615)	(2,066,155)	(1,576,650)	(8,692,420)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(129,321)	129,321	—	—
Transfer from Stage 1 to Stage 3	—	—	—	—
Transfer from Stage 2 to Stage 1	847,838	(847,838)	—	—
Transfer from Stage 2 to Stage 3	—	(1,870,719)	1,870,719	—
Transfer from Stage 3 to Stage 1	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
New Financial Assets Originated or Purchased	6,078,500	1,286,693	1,797	7,366,990
Changes in PDs/LGDs/EADs	1,458,518	78,113	(274,288)	1,262,343
Foreign exchange and other movements	(9,368,416)	(156,825)	2,108,161	(7,417,080)
Other movements with no P&L impact
Write-offs and other movements	(2,893,080)	(317,119)	(3,259,429)	(6,469,628)
Loss Allowance as of December 31, 2021	8,887,854	1,940,686	4,426,258	15,254,798

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	33,947,653	5,394,381	16,924,971	56,267,005
Inflation effect	(12,923,549)	(2,548,429)	(6,150,039)	(21,622,017)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(510,310)	510,310	—	—
Transfer from Stage 1 to Stage 3	(818,018)	—	818,018	—
Transfer from Stage 2 to Stage 1	1,350,027	(1,350,027)	—	—
Transfer from Stage 2 to Stage 3	—	(611,904)	611,904	—
Transfer from Stage 3 to Stage 1	—	64,645	(64,645)	—
Transfer from Stage 3 to Stage 2	1,037,863	—	(1,037,863)	—
New Financial Assets Originated or Purchased	21,671,204	8,666,319	17,734,011	48,071,534
Changes in PDs/LGDs/EADs	(6,153,814)	(857,769)	(1,858,238)	(8,869,821)
Foreign exchange and other movements	(514,713)	(114,386)	(245,389)	(874,488)
Other movements with no P&L impact
Write-offs and other movements	(2,645,022)	(1,525,742)	(10,369,993)	(14,540,757)
Loss Allowance as of December 31, 2021	34,441,321	7,627,398	16,362,737	58,431,456
The following table further explains changes in the gross carrying amount of specific segment portfolio to help explain their significance to the changes in the loss allowance:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	1,074,535,580	185,219,368	66,194,774	1,325,949,722
Transfers:
Transfers from Stage 1 to Stage 2	(37,704,886)	37,704,886	—	—
Transfers from Stage 1 to Stage 3	(8,051,270)	—	8,051,270	—
Transfers from Stage 2 to stage 1	16,099,911	(16,099,911)	—	—
Transfers from Stage 2 to Stage 3	—	(4,682,419)	4,682,419	—
Transfers from Stage 3 to Stage 2	—	1,210,485	(1,210,485)	—
Transfers from Stage 3 to Stage 1	1,235,003	—	(1,235,003)	—
Financial assets derecognized during the period other than write-offs	(96,528,639)	(20,392,574)	(13,276,853)	(130,198,066)
New financial assets originated or purchased	285,815,964	117,018,046	32,201,007	435,035,017
Foreign exchange and other movements	267,143,012	54,004,979	2,119,330	323,267,321
Inflation Effect	(726,609,317)	(125,741,262)	(44,938,143)	(897,288,722)
Gross carrying amount as of December 31, 2023	775,935,358	228,241,598	52,588,316	1,056,765,272

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	898,362,426	49,368,217	13,693,533	961,424,176
Transfers:
Transfers from Stage 1 to Stage 2	(22,165,829)	22,165,829	—	—
Transfers from Stage 1 to Stage 3	(1,297,079)	—	1,297,079	—
Transfers from Stage 2 to Stage 1	5,542,982	(5,542,982)	—	—
Transfers from Stage 2 to Stage 3	—	(554,310)	554,310	—
Transfers from Stage 3 to Stage 2	—	47,221	(47,221)	—
Transfers from Stage 3 to Stage 1	65,951	—	(65,951)	—
Financial assets derecognized during the period other than write-offs	(186,391,684)	(6,828,039)	(3,235,624)	(196,455,347)
New financial assets originated or purchased	433,309,384	73,409,888	10,865,788	517,585,060
Foreign exchange and other movements	38,142,622	8,832,400	2,341,712	49,316,734
Inflation Effect	(609,878,040)	(33,514,972)	(9,296,231)	(652,689,243)
Gross carrying amount as of December 31, 2023	555,690,733	107,383,252	16,107,395	679,181,380

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	2,815,090,330	18,604,165	1,266,971	2,834,961,466
Transfers:
Transfers from Stage 1 to Stage 2	(8,874,051)	8,874,051	—	—
Transfers from Stage 1 to Stage 3	(379,878)	—	379,878	—
Transfers from Stage 2 to Stage 1	12,279	(12,279)	—	—
Transfers from Stage 2 to Stage 3	—	—	—	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(633,784,202)	(3,525,214)	(15,053,546)	(652,362,962)
New financial assets originated or purchased	3,932,818,920	51,700,540	1,360,741	3,985,880,201
Foreign exchange and other movements	(137,572,453)	14,522,625	14,275,868	(108,773,960)
Inflation Effect	(1,911,101,496)	(12,629,949)	(860,118)	(1,924,591,563)
Gross carrying amount as of December 31, 2023	4,056,209,449	77,533,939	1,369,794	4,135,113,182

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	1,003,376,463	38,320,153	28,528,005	1,070,224,621
Transfers:
Transfers from Stage 1 to Stage 2	(7,125,763)	7,125,763	—	—
Transfers from Stage 1 to Stage 3	(7,808,405)	—	7,808,405	—
Transfers from Stage 2 to Stage 1	5,211,980	(5,211,980)	—	—
Transfers from Stage 2 to Stage 3	—	(1,638,253)	1,638,253	—
Transfers from Stage 3 to Stage 2	—	95,422	(95,422)	—
Transfers from Stage 3 to Stage 1	591,868	—	(591,868)	—
Financial assets derecognized during the period other than write-offs	(4,301,072)	(4,144,663)	(7,947,536)	(16,393,271)
New financial assets originated or purchased	596,459,536	15,350,957	8,333,635	620,144,128
Foreign exchange and other movements	—	—	—	—
Inflation Effect	(681,169,708)	(26,014,690)	(19,367,021)	(726,551,419)
Gross carrying amount as of December 31, 2023	905,234,899	23,882,709	18,306,451	947,424,059

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	1,013,263,121	368,457,533	114,405,389	1,496,126,043
Transfers:
Transfers from Stage 1 to Stage 2	(29,466,360)	29,466,360	—	—
Transfers from Stage 1 to Stage 3	(10,210,991)	—	10,210,991	—
Transfers from Stage 2 to Stage 1	69,019,503	(69,019,503)	—	—
Transfers from Stage 2 to Stage 3	—	(8,429,836)	8,429,836	—
Transfers from Stage 3 to Stage 2	—	2,325,284	(2,325,284)	—
Transfers from Stage 3 to Stage 1	3,647,574	—	(3,647,574)	—
Financial assets derecognized during the period other than write-offs	(144,781,295)	(71,799,560)	(33,216,446)	(249,797,301)
New financial assets originated or purchased	474,672,163	95,048,103	29,077,253	598,797,519
Foreign exchange and other movements	188,446,903	18,475,323	(1,065,724)	205,856,502
Inflation Effect	(490,055,038)	(179,304,336)	(55,673,667)	(725,033,041)
Gross carrying amount as of December 31, 2022	1,074,535,580	185,219,368	66,194,774	1,325,949,722

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	938,076,314	103,117,294	22,584,762	1,063,778,370
Transfers:
Transfers from Stage 1 to Stage 2	(8,356,366)	8,356,366	—	—
Transfers from Stage 1 to Stage 3	(955,106)	—	955,106	—
Transfers from Stage 2 to Stage 1	21,330,916	(21,330,916)	—	—
Transfers from Stage 2 to Stage 3	—	(874,261)	874,261	—
Transfers from Stage 3 to Stage 2	—	208,363	(208,363)	—
Transfers from Stage 3 to Stage 1	144,306	—	(144,306)	—
Financial assets derecognized during the period other than write-offs	(319,152,595)	(17,642,221)	(8,211,228)	(345,006,044)
New financial assets originated or purchased	707,188,377	24,765,188	7,685,538	739,639,103
Foreign exchange and other movements	16,587,359	2,948,890	1,148,300	20,684,549
Inflation Effect	(456,500,779)	(50,180,486)	(10,990,537)	(517,671,802)
Gross carrying amount as of December 31, 2022	898,362,426	49,368,217	13,693,533	961,424,176

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	3,013,113,436	105,259,732	4,428,696	3,122,801,864
Transfers:
Transfers from Stage 1 to Stage 2	(2,072,542)	2,072,542	—	—
Transfers from Stage 1 to Stage 3	(796,279)	—	796,279	—
Transfers from Stage 2 to Stage 1	11,338,645	(11,338,645)	—	—
Transfers from Stage 2 to Stage 3	—	(45,690)	45,690	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(1,983,948,745)	(34,668,726)	(3,963,232)	(2,022,580,703)
New financial assets originated or purchased	2,536,541,266	8,555,259	548,258	2,545,644,783
Foreign exchange and other movements	139,163,791	(7,237)	1,566,440	140,722,994
Inflation Effect	(898,249,242)	(51,223,070)	(2,155,160)	(951,627,472)
Gross carrying amount as of December 31, 2022	2,815,090,330	18,604,165	1,266,971	2,834,961,466

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	1,060,467,861	35,451,876	26,877,276	1,122,797,013
Transfers:
Transfers from Stage 1 to Stage 2	(15,057,706)	15,057,706	—	—
Transfers from Stage 1 to Stage 3	(13,984,940)	—	13,984,940	—
Transfers from Stage 2 to Stage 1	8,999,967	(8,999,967)	—	—
Transfers from Stage 2 to Stage 3	—	(3,120,551)	3,120,551	—
Transfers from Stage 3 to Stage 2	—	183,777	(183,777)	—
Transfers from Stage 3 to Stage 1	1,532,892	—	(1,532,892)	—
Financial assets derecognized during the period other than write-offs	(15,197,556)	(5,626,040)	(11,827,184)	(32,650,780)
New financial assets originated or purchased	492,676,735	22,625,475	11,168,514	526,470,724
Foreign exchange and other movements	—	—	—	—
Inflation Effect	(516,060,790)	(17,252,123)	(13,079,423)	(546,392,336)
Gross carrying amount as of December 31, 2022	1,003,376,463	38,320,153	28,528,005	1,070,224,621
Use of information
Grupo Financiero Galicia, according to IFRS 9 standards, uses all information available, past, present and future to identify and estimate expected credit loss.
Operational Risk
The operational risk management is understood as the identification, assessment, monitoring, control and mitigation of this risk. It is an ongoing process carried out throughout the Group, which fosters a risk management culture at all organization levels through an effective policy and a program led by Senior Management.
Identification
The starting point of the operational risk management is the identification of risks and their association with the controls established to mitigate them, considering internal and external factors that may affect the process development. The results of this exercise are entered into a log of risks, which acts as a central repository of the nature and status of each risk and controls thereof.
Assessment
Once risks have been identified, the size in terms of impact, frequency and likelihood of risk occurrence is determined, considering the existing controls. The combination of impact with likelihood of occurrence determines the risk exposure level. Finally, the estimated risk levels are compared to pre-established criteria, considering the balance of potential benefits and adverse results.
Monitoring
The monitoring process allows detecting and correcting the possible deficiencies in operational risk management policies, processes and procedures and their update.
Risk Control and Mitigation
The control process ensures compliance with internal policies and analyzes risks and responses to avoid, accept, mitigate or share them, by aligning them with the risk tolerance defined.
IT Risk
The Group manages the IT risk inherent to its products, activities and business processes. It also manages the risk associated with the material information systems, technology and information security processes. It also covers the risks derived from subcontracted activities and from services rendered by providers.
Reputational Risk
The reputational risk may result from the materialization of other risks: Legal, Compliance, Operational, Technological, Strategic, Market, Liquidity, Credit, etc.
The groups of interest are at the core of management, being considered upon establishing any type of mitigation measure.
Banco Galicia’s reputational risk management function was allocated to the Compliance Management Division, seeking to obtain a more comprehensive vision and be able to make immediate decisions that protect the entity’s image and reputation by using tools that enable to monitor and follow up to the perception of different groups of interest.
Banco Galicia defined an internal policy to reduce the occurrence of reputational events with negative impact, by defining a governance model with roles and responsibilities, and identifying critical scenarios that require management and visibility.
Contacts have been established with key business areas, devising a work scheme based on synergy and ongoing communication in order to spread the risk culture across the organization.
The Reputational Crisis Committee is in charge of becoming aware of the events that may affect the Bank’s reputation. In the face of an event of such characteristics, all the necessary information is gathered in the shortest time possible in order to be able to make assertive decisions, formally declare the crisis situation, if appropriate, and define the action plan to alleviate the crisis. In addition, such committee determines the communication strategy to be followed, considering the groups of interest involved. Finally, the strategy and related actions are followed to tackle the crisis.
Strategic Risk
Strategic risk is that which arises from an inappropriate business strategy or an adverse change in forecasts, parameters, goals and other functions that support such strategy.
It represents the possibility of fluctuations in placements that prevent Banco Galicia or its subsidiaries from obtaining the expected results of operations. These potential affected results of operations would give rise to lower income or higher costs regardless of what was budgeted.
Money Laundering and Terrorist Financing Risk
As regards the control and prevention of asset laundering and funding of terrorist activities, Banco Galicia complies with the regulations set forth by the Argentine Central Bank, the Financial Information Unit and Law No. 25246, as amended, which creates the Financial Information Unit (UIF), within the purview of Argentina’s Ministry of Treasury and Public Finance with functional autarchy. The Financial Information Unit is in charge of analyzing, addressing and reporting the information received, in order to prevent and avoid both asset laundering and funding of terrorist activities.
The Bank has promoted the implementation of measures designed to fight against the use of the international financial system by criminal organizations. For such purposes, Banco Galicia has control policies, procedures and structures that are applied using a “risk-based approach”, which allow for the monitoring of transactions, pursuant to the “customer profile” (defined individually based on the information and documentation related to the economic and financial condition of the customer), in order to detect such transactions that should be considered unusual, and to report them to the UIF in applicable cases. The Anti-Money Laundering Management Division (“PLA”, as per its initials in Spanish) is in charge of managing this activity, through the implementation of control and prevention procedures as well as the communication thereof to the rest of the organization by drafting the related handbooks and training all employees. In addition, the management of this risk is regularly reviewed by Internal Audit.
The Bank has appointed a director as Compliance Officer, pursuant to Resolution 121/11, as amended, handed down by the UIF, who shall be responsible for ensuring compliance with and implementation of the proceedings and obligations on the issue.
The Bank contributes to the prevention and mitigation of risks from these transaction-related criminal behaviors, by being involved in the international regulatory standards adoption process.
Cybersecurity Risk
The use of technologies in place facilitates us a significant number of tools that expedite and improve the Bank’s processes, having a positive impact on our products and services. However, along with the above-mentioned benefits, risks and/or threats related to these new opportunities provided by digital technologies appear.
The cybersecurity-related risk is a matter inherent to the introduction of these new technologies. On one hand, such risk management stands out among Banco Galicia’s main goals, and, on the other, all the personnel’s as well as customers’ awareness of the considerations as regards the use of the above-mentioned technologies. In this respect, it is vital for the organization to understand thoroughly its internal processes, the tools used and the available techniques to mitigate cybersecurity-related risks.